Mortgage Banking Activities, Amortized Mortgage Servicing Rights (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in amortized MSRs
Amortization	$ (254)	$ (233)	$ (264)
Valuation Allowance
Reversal of provision (provision) for MSRs in excess of fair value	0	0	(34)
Amortized MSRs, net	1,229	1,160
Fair value of amortized MSRs:
Beginning of year	1,400	1,756	1,812
End of year	1,575	1,400	1,756
Amortized [Member]
Changes in amortized MSRs
Balance, beginning of year	1,160	1,445	1,422
Purchases	176	177	155
Servicing from securitizations or asset transfers	147	(229)	132
Amortization	(254)	(233)	(264)
Balance, end of year	1,229	1,160	1,445
Valuation Allowance
Balance, beginning of year	0	(37)	(3)
Reversal of provision (provision) for MSRs in excess of fair value	0	37	(34)
Balance, end of year	0	0	(37)
Amortized MSRs, net	$ 1,229	$ 1,160	$ 1,408